Contract Costs - Schedule of Contract Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of detailed information about contract costs [line items]
Contract costs	¥ 3,672	$ 563	¥ 4,923
Direct incremental costs of broadband and IPTV service [member]
Disclosure of detailed information about contract costs [line items]
Contract costs	2,410		3,079
Sales commissions [member]
Disclosure of detailed information about contract costs [line items]
Contract costs	¥ 1,262		¥ 1,844